Consolidated Balance Sheets (Parentheticals) - $ / shares		Aug. 08, 2028	Jun. 30, 2024	Jun. 30, 2023
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.16	$ 0.16
Ordinary shares, shares authorized	[1]		35,000,000	35,000,000
Ordinary shares, shares issued	[1]		11,001,358	10,326,374
Ordinary shares, shares outstanding	[1]		11,001,358	10,326,374
Class A Ordinary Shares
Ordinary shares, shares authorized			30,000,000	30,000,000
Ordinary shares, shares issued		4,996,874	7,171,858	6,496,874
Ordinary shares, shares outstanding		4,996,874	7,171,858	6,496,874
Class B Ordinary Shares
Ordinary shares, shares authorized			5,000,000	5,000,000
Ordinary shares, shares issued		3,829,500	3,829,500	3,829,500
Ordinary shares, shares outstanding			3,829,500	3,829,500

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.